ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
ADVANCES TO SUPPLIERS, NET - THIRD PARTIES
Advances to suppliers - current	¥ 1,536,154,555	¥ 1,002,613,083		$ 241,056,171
Advance to suppliers excluding provisions made	1,536,154,555	1,008,557,523
Advances to suppliers - non-current	296,709,363			$ 46,560,174
Provision for advances to suppliers		(5,944,440)
Advances to suppliers, net	1,832,863,918	1,002,613,083
Provision for advance to suppliers	0	0	¥ 0
Wrote off balances of advances to suppliers	¥ 5,944,440	¥ 1,580,306	¥ 0